Equity - Common Stock (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 10, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares issued, beginning of period (in shares)		4,568,499	4,543,000	4,481,000
Restricted stock issuances (net of forfeitures and cancellations) (in shares)		21,000	25,000	12,000
Common stock, shares issued, end of period (in shares)		9,772,793	4,568,499	4,543,000
Common stock, shares authorized (in shares)		22,500,000	15,000,000
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for WildHorse Merger (in shares)	[1]	$ 0	$ 0	$ 0
Common stock, shares authorized (in shares)					22,500,000
Common Stock | Senior notes exchanged for shares of common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)		1,178,000	0	0
Common Stock | Convertible notes exchanged for shares of common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)		367,000	0	0
Common Stock | Preferred stock exchanged for shares of common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)		51,839	0	50,000
Wildhorse resource development corporation
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for WildHorse Merger (in shares)		$ 3,587	$ 0	$ 0

[1]	Amounts and shares have been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.